LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
LEASES

10. LEASES

Office and Warehouse Leases and Sublease

During the three months ended March 31, 2023, the Company was a lessee/sublessor for a certain office space lease. No residual value guarantees have been provided by the sublessee and we recognized $11,000 of income related to the sublease. Fixed sublease payments received are recognized on a straight-line basis over the sublease term and netted against operating lease expenses.

The components of net lease expenses, recorded within operating expenses on the Company's Condensed Consolidated Statements of Operations for the three-month period ended March 31, 2023 and 2022, was as follows:

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating lease cost	$162,000	$162,000
Short-term lease cost	-	-
Variable lease cost	-	-
Less: Sublease income	(11,000)	-
Total	$151,000	$162,000

11. LEASES

Site Host Agreements

The Company has certain agreements with owners of automobile parking sites (“Site Hosts”), which allow the Company to operate its charging stations on the Site Hosts’ premises. These agreements have been deemed operating leases and may include one or more provisions to compensate the Site Hosts, such as fixed fees, cost reimbursements, revenue sharing or payments per customer charge and may also include renewal options. The expenses related to these agreements will be booked as general and administrative expenses prior to becoming operational and as cost of sales when operational (generating revenue). The Company did not have any Site Host agreement revenues in 2022 as no sites were operational but expects to start generating revenues in the first quarter of 2023.

Office and Warehouse Leases

The Company leases offices and warehouse space under operating leases requiring periodic payments. The following table provides a summary of leases by balance sheet category as of December 31, 2022:

December 31, 2022
Operating right-of-use assets	$1,661,000
Operating lease liability – current	561,000
Operating lease liability – non-current	1,250,000

The components of lease expenses for the period ended December 31, 2022, were as follows:

Year Ended December 31, 2022
Operating lease cost	$648,000
Short-term lease cost	-
Variable lease cost	-

The following tables provides a summary of other information related to leases for the year ended December 31, 2022:

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:	-
Operating cash flows related to operating leases	$517,000
Right-of-use assets obtained in exchange for new operating lease liabilities	1,905,000
Weighted-average remaining lease term – operating leases	2.9 years
Weighted-average discount rate – operating leases	8%

Payments due by period of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2022, were as follows:

2023	$682,000
2024	693,000
2025	609,000
2026	51,000
2027	-
Total lease payments	2,035,000
Less interest	(224,000)
Present value of lease liabilities	$1,811,000